Deferred taxation - Reconciliation of changes in deferred tax liability asset (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred taxation, beginning balance	$ 1,040	$ (368)
Adjustment on currency translation	(10)	19
Credited/(charged) to the income statement	393	1,260
(Charged)/credited to statement of comprehensive income	(32)	153	$ (102)
Other movements	(10)	(24)
Deferred taxation, ending balance	1,381	1,040	$ (368)
– deferred tax assets	4,016	3,624
– deferred tax liabilities	(2,635)	(2,584)
Recognised and unrecognised deferred tax assets	9,994	10,040
Unrecognised deferred tax assets	5,978	6,416
Deferred tax is not recognised on the unremitted earnings of subsidiaries and joint ventures	2,152	2,249
Tax payable on unremitted earnings	99	110
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
– deferred tax assets	1,293	1,182
Unused tax losses | Due within 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
– deferred tax assets	$ 66	0
Deferred tax loss recovery period	1 year
Unused tax losses | Between 1 and 5 years
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
– deferred tax assets	$ 93	140
Unused tax losses | Between 1 and 5 years | Minimum
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax loss recovery period	1 year
Unused tax losses | Between 1 and 5 years | Maximum
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax loss recovery period	5 years
Unused tax losses | Later than five years
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
– deferred tax assets	$ 1,134	$ 1,042
Deferred tax loss recovery period	5 years